Capital Management and Dividends (Tables)	12 Months Ended
Mar. 31, 2015
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Summary of Dividends Declared or Paid

The following table summarizes the dividends declared or paid during the fiscal years 2013, 2014 and 2015:

(Millions of US dollars)	US Cents/Security	US$ Total Amount	Announcement Date	Record Date	Payment Date
FY 2015 first half dividend	0.08	34.2	19 November 2014	23 December 2014	27 February 2015

FY 2014 special dividend	0.20	89.0	22 May 2014	12 June 2014	8 August 2014

FY 2014 second half dividend	0.32	142.3	22 May 2014	12 June 2014	8 August 2014

125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014

FY 2014 first half dividend	0.08	35.5	14 November 2013	19 December 2013	28 March 2014

FY 2013 special dividend	0.24	106.1	23 May 2013	28 June 2013	26 July 2013

FY 2013 second half dividend	0.13	57.5	23 May 2013	28 June 2013	26 July 2013